UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Equity Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGV

Nuveen Global Equity Income Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 40.1%

	COMMON STOCKS – 37.0%

	Air Freight & Logistics – 1.7%

75,533	Deutsche Post AG, (2)	$2,364,822

13,300	United Parcel Service, Inc., Class B	1,454,488
	Total Air Freight & Logistics	3,819,310

	Airlines – 0.4%

9,900	Copa Holdings SA, Class A	870,507

	Automobiles – 0.6%

18,792	Daimler AG, (2)	1,325,354

	Banks – 3.6%

36,200	CIT Group Inc.	1,314,060
48,000	Citigroup Inc.	2,267,040
163,636	ING Groep N.V.	2,020,186
22,600	JPMorgan Chase & Co.	1,504,934
25,500	Wells Fargo & Company	1,129,140
	Total Banks	8,235,360

	Biotechnology – 0.5%

17,400	AbbVie Inc.	1,097,418

	Capital Markets – 1.9%

90,200	Ares Capital Corporation	1,398,100
22,700	Deutsche Boerse AG, (2), (3)	1,842,519
75,600	UBS Group AG	1,029,672
	Total Capital Markets	4,270,291

	Chemicals – 0.2%

90,500	CVR Partners LP	479,650

	Communications Equipment – 1.0%

42,100	Cisco Systems, Inc.	1,335,412
120,162	Ericsson LM, Class B Shares, (2)	867,603
	Total Communications Equipment	2,203,015

	Diversified Financial Services – 0.6%

159,312	Challenger Limited, (2)	1,247,527

	Diversified Telecommunication Services – 2.1%

127,000	Frontier Communications Corporation	528,320
69,600	Nippon Telegraph and Telephone Corporation, ADR, (2)	3,183,222
69,800	Telefonica Brasil SA	1,007,675
	Total Diversified Telecommunication Services	4,719,217

	Electric Utilities – 0.6%

404,622	EDP – Energias de Portugal, S.A., (2)	1,357,914

	Electrical Equipment – 0.4%

14,600	Eaton PLC	959,366

NUVEEN	1

JGV	Nuveen Global Equity Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts – 0.7%

16,500	Apartment Investment & Management Company, Class A	$757,515
49,700	Paramount Group Inc.	814,583
	Total Equity Real Estate Investment Trusts	1,572,098

	Food & Staples Retailing – 0.6%

15,300	CVS Health Corporation	1,361,547

	Food Products – 1.0%

220,954	Orkla ASA, (2)	2,288,034

	Hotels, Restaurants & Leisure – 0.3%

12,000	Cedar Fair LP	687,480

	Household Durables – 0.5%

70,000	Sekisui House, Ltd., (2)	1,192,567

	Industrial Conglomerates – 1.5%

29,300	General Electric Company	867,866
53,248	Koninklijke Philips Electronics NV, (2)	1,575,584
8,768	Siemens AG, Sponsored ADR, (2)	1,028,137
	Total Industrial Conglomerates	3,471,587

	Insurance – 4.1%

39,500	Ageas, (2)	1,444,253
11,525	Allianz AG ORD Shares, (2)	1,712,731
28,800	CNA Financial Corporation	991,008
24,920	Swiss Re AG, (2)	2,250,734
80,500	Unum Group	2,842,455
	Total Insurance	9,241,181

	Media – 3.1%

13,000	Dish Network Corporation, Class A	712,140
53,700	Interpublic Group of Companies, Inc.	1,200,195
49,000	National CineMedia, Inc.	721,280
27,737	ProSiebenSat.1 Media AG, (2)	1,189,228
22,300	Time Warner Inc.	1,775,303
37,300	Viacom Inc., Class B	1,421,130
	Total Media	7,019,276

	Mortgage Real Estate Investment Trusts – 0.3%

42,700	PennyMac Mortgage Investment Trust	665,266

	Multiline Retail – 0.7%

21,900	Target Corporation	1,504,092

	Multi-Utilities – 1.1%

106,371	Veolia Environment S.A., ADR, (2)	2,450,956

	Oil, Gas & Consumable Fuels – 1.0%

18,000	Phillips 66	1,449,900
19,711	Total SA, (2)	937,466
	Total Oil, Gas & Consumable Fuels	2,387,366

	Pharmaceuticals – 3.2%

71,400	AstraZeneca PLC	2,346,204
155,744	GlaxoSmithKline PLC, (2)	3,317,117
6,354	Roche Holdings AG, (2)	1,578,959
	Total Pharmaceuticals	7,242,280

2	NUVEEN

Shares	Description (1)				Value

	Road & Rail – 0.4%

10,000	Union Pacific Corporation				$975,300

	Semiconductors & Semiconductor Equipment – 0.6%

76,935	Infineon Technologies AG, (2)				1,371,867

	Software – 2.4%

34,000	Microsoft Corporation				1,958,400
86,100	Oracle Corporation				3,382,008
	Total Software				5,340,408

	Specialty Retail – 0.4%

35,000	GameStop Corporation				965,650

	Textiles, Apparel & Luxury Goods – 0.0%

2,506,000	China Hongxing Sports Limited, (4)				2

	Tobacco – 1.2%

52,191	Imperial Brands PLC, (2)				2,686,303

	Water Utilities – 0.3%

3,975,000	Sound Global Limited, (3), (4)				763,596
	Total Common Stocks (cost $86,741,936)				83,771,785

Shares	Description (1)	Coupon		Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.7%

	Banks – 0.8%

760	Bank of America Corporation	7.250%		BB+	$927,838
700	Wells Fargo & Company	7.500%		BBB	916,020
	Total Banks				1,843,858

	Electric Utilities – 0.3%

11,104	Great Plains Energy Inc.	7.000%		N/R	571,745

	Pharmaceuticals – 1.6%

4,470	Teva Pharmaceutical Industries Limited, (2)	7.000%		N/R	3,618,912
	Total Convertible Preferred Securities (cost $6,205,650)				6,034,515

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 0.4%

	Electric Utilities – 0.4%

$900	Emera, Inc.	6.750%	6/15/76	BBB–	$967,950
$900	Total Corporate Bonds (cost $970,875)				967,950
	Total Long-Term Investments (cost $93,918,461)				90,774,250

NUVEEN	3

JGV	Nuveen Global Equity Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 59.9%

	REPURCHASE AGREEMENTS – 59.9%

$135,396	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $135,396,623, collateralized by $121,950,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $138,108,375	0.030%	10/03/16	$135,396,285
	Total Short-Term Investments (cost $135,396,285)			135,396,285
	Total Investments (cost $229,314,746) – 100.0%			226,170,535
	Other Assets Less Liabilities – 0.0% (6)			23,230
	Net Assets – 100%			$226,193,765

Investments in Derivatives as of September 30, 2016

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Morgan Stanley Capital Services LLC	Australian Dollar	131,375	U.S. Dollar	100,529	10/18/16	$8
Morgan Stanley Capital Services LLC	Australian Dollar	2,828,172	U.S. Dollar	2,164,216	10/18/16	274
Morgan Stanley Capital Services LLC	Canadian Dollar	36	U.S. Dollar	27	10/18/16	—
Morgan Stanley Capital Services LLC	Canadian Dollar	5,965	U.S. Dollar	4,500	10/18/16	(47)
Morgan Stanley Capital Services LLC	Euro	339,372	U.S. Dollar	380,375	10/18/16	(1,105)
Morgan Stanley Capital Services LLC	Euro	17,780,598	U.S. Dollar	19,929,739	10/18/16	(57,015)
Morgan Stanley Capital Services LLC	Hong Kong Dollar	267	U.S. Dollar	35	10/18/16	—
Morgan Stanley Capital Services LLC	Hong Kong Dollar	5,922,521	U.S. Dollar	763,770	10/18/16	97
Morgan Stanley Capital Services LLC	Japanese Yen	9,313,426	U.S. Dollar	92,928	10/18/16	1,032
Morgan Stanley Capital Services LLC	Japanese Yen	407,292,054	U.S. Dollar	4,064,101	10/18/16	45,328
Morgan Stanley Capital Services LLC	New Israeli Sheqel	10,505,004	U.S. Dollar	2,800,737	10/18/16	(3,936)
Morgan Stanley Capital Services LLC	Norwegian Krone	1,189,523	U.S. Dollar	145,867	10/18/16	(2,931)
Morgan Stanley Capital Services LLC	Norwegian Krone	16,867,026	U.S. Dollar	2,068,449	10/18/16	(41,457)
Morgan Stanley Capital Services LLC	Pound Sterling	6,520,091	U.S. Dollar	8,471,424	10/18/16	17,837
Morgan Stanley Capital Services LLC	Swedish Krona	211,337	U.S. Dollar	24,518	10/18/16	(135)
Morgan Stanley Capital Services LLC	Swedish Krona	6,844,474	U.S. Dollar	794,080	10/18/16	(4,330)
Morgan Stanley Capital Services LLC	Singapore Dollar	3	U.S. Dollar	2	10/18/16	—
Morgan Stanley Capital Services LLC	Swiss Franc	177,119	U.S. Dollar	182,393	10/18/16	(69)
Morgan Stanley Capital Services LLC	Swiss Franc	3,544,287	U.S. Dollar	3,649,991	10/18/16	(1,235)
Morgan Stanley Capital Services LLC	U.S. Dollar	4,584	Canadian Dollar	6,001	10/18/16	(10)
Morgan Stanley Capital Services LLC	U.S. Dollar	57,696	New Israeli Sheqel	216,340	10/18/16	63
Morgan Stanley Capital Services LLC	U.S. Dollar	2,743,150	New Israeli Sheqel	10,288,665	10/18/16	3,764
Morgan Stanley Capital Services LLC	U.S. Dollar	13,221	Pound Sterling	10,175	10/18/16	(29)
						$(43,896)

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Amsterdam Exchanges Index	Long	30	10/16	$3,047,198	$5,073	$18,603
Australian Dollar	Long	1	12/16	76,490	190	2,130
British Pound	Short	(3)	12/16	(243,694)	(86)	(86)
CAC 40 10 Euro	Long	147	10/16	7,337,656	6,573	(17,834)
Canadian Dollar	Short	(2)	12/16	(152,570)	(255)	(255)
Euro FX	Short	(1)	12/16	(140,962)	(313)	(148)
FTSE 100 Index	Long	109	12/16	9,688,296	(28,404)	265,324
FTSE/MIB Index	Long	15	10/16	1,378,097	8,869	(37,037)
German Stock Index	Long	25	12/16	7,380,756	85,925	24,700
IBEX 35 Index	Long	15	12/16	1,476,519	(832)	(18,401)

4	NUVEEN

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(3)	12/16	$(370,894)	$1,883	$1,883
NASDAQ 100 E-Mini	Long	15	12/16	1,461,075	7,800	31,800
S&P 500 E-Mini	Long	746	12/16	80,582,920	443,870	309,590
S&P MidCap 400 E-Mini	Long	15	12/16	2,324,400	20,250	10,200
S&P/Toronto Stock Exchange 60 Index	Long	36	12/16	4,693,350	(17,366)	67,009
SPI 200 Index	Long	47	12/16	4,870,533	(41,712)	207,339
Tokyo Price Index	Long	93	12/16	12,133,425	(210,967)	(201,707)
		1,285		$135,542,595	$280,498	$663,110
*	Total aggregate Notional Amount at Value of long and short positions is $136,450,715 and $(908,120).

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$45,795,290	$37,212,897	$763,598	$83,771,785
Convertible Preferred Securities	2,415,603	3,618,912	—	6,034,515
Corporate Bonds	—	967,950	—	967,950

Short-Term Investments:
Repurchase Agreements	—	135,396,285	—	135,396,285

Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(43,896)	—	(43,896)
Futures Contracts*	663,110	—	—	663,110
Total	$48,874,003	$177,152,148	$763,598	$226,789,749
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $231,271,807.

NUVEEN	5

JGV	Nuveen Global Equity Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$2,888,036
Depreciation	(7,989,308)
Net unrealized appreciation (depreciation) of investments	$(5,101,272)

For Fund portfolio compliance purposes, the Fund’s industry classifications to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

ADR	American Depositary Receipt.

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global Equity Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016